Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 26,958	$ 20,071
Federal funds sold	3	13,999
Cash and cash equivalents	26,961	34,070
Interest-bearing deposits in other financial institutions	10	10
Securities available for sale	43,799	38,727
Federal Home Loan Bank stock	3,060	3,060
Loans:
Commercial	342,841	311,215
Mortgage	95,413	83,106
Installment	10,923	6,925
Total Loans	449,177	401,246
Allowance for loan losses	(5,218)	(5,251)
Net loans	443,959	395,995
Premises and equipment	10,633	9,627
Other real estate held for sale	3,212	3,162
Deferred tax asset	9,131	8,427
Other assets	5,215	5,233
TOTAL ASSETS	545,980	498,311
Liabilities:
Non-interest-bearing deposits	67,652	51,273
Interest-bearing deposits:
NOW, Money Market, Checking	155,465	152,563
Savings	13,829	14,203
CDs less than $100,000	135,550	130,685
CDs more than $100,000	24,355	23,229
Brokered	37,706	32,836
Total deposits	434,557	404,789
Borrowings	35,925	35,997
Other liabilities	3,050	2,262
Total liabilities	473,532	443,048
Shareholders' equity:
Preferred stock - No par value: Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325
Total shareholders' equity	72,448	55,263
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 545,980	$ 498,311